IBJ FUNDS TRUST

SUPPLEMENT DATED JANUARY 11, 1999
TO SERVICE CLASS PROSPECTUS DATED MARCH 30, 1998


	This Supplement is provided to update, and should be read in conjunction with, the information provided in the Service Class Prospectus.

	Effective January 1, 1999, IBJ Schroder Bank & Trust Company ("IBJS"), the Investment Adviser, will change its name to IBJ Whitehall Bank & Trust Company ("IBJW"). References to IBJS throughout the Prospectus should read as IBJW. IBJW is a wholly owned subsidiary of The Industrial Bank of Japan, Limited.

	The following information replaces similar information found in paragraphs 2-4 of the "Management of the Funds - The Adviser: IBJ Schroder Bank & Trust Company" section beginning on page 16:

Mr. Paul Blaustein, Senior Vice President of IBJW, is responsible for the day-to-day management of the Core Equity Fund and the equity portion of the Blended Total Return Fund. He has held these positions since August 1998 and January 1999, respectively. Mr. Blaustein has been with IBJW since 1997. From April 1996 through September 1997 he was a Vice President and portfolio manager at Desai Capital Management. Prior to that, Mr. Blaustein was a Vice President in the Investment Research Department of Legg Mason from October 1994 through April 1996. From August 1991 through September 1994, Mr. Blaustein was a Vice President and investment analyst at Warburg Pincus Counsellors. Mr. Blaustein was also a portfolio manager and research analyst at Oppenheimer Capital from October 1980 through August 1991.

	Mr. Martin Liebgott, Senior Vice President of IBJW, is responsible for the day-to-day management of the Reserve Money Market Fund and the Core Fixed Income Fund. He has held these positions since inception. He has also been responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund since April 1998. He was previously responsible for the day-to-day management of the fixed income portion of the Blended
Total Return Fund from inception to October 1997. Mr. Liebgott has been with IBJW since 1988.



IBJ FUNDS TRUST

SUPPLEMENT DATED JANUARY 11, 1999
TO PREMIUM CLASS PROSPECTUS DATED MARCH 30, 1998


	This Supplement is provided to update, and should be read in conjunction with, the information provided in the Premium Class Prospectus.

Effective January 1, 1999, IBJ Schroder Bank & Trust Company ("IBJS"), the Investment Adviser, will change its name to IBJ Whitehall Bank & Trust Company ("IBJW"). References to IBJS throughout the Prospectus should read as IBJW. IBJW is a wholly owned subsidiary of The Industrial Bank of Japan, Limited.

	The following information replaces similar information found in paragraphs 2-4 of the "Management of the Funds - The Adviser: IBJ Schroder Bank & Trust Company" section beginning on page 17:

	Mr. Paul Blaustein, Senior Vice President of IBJW, is responsible for the day-to-day management of the Core Equity Fund and the equity portion of the Blended Total Return Fund. He has held these positions since August 1998 and January 1999, respectively. Mr. Blaustein has been with IBJW since 1997. From April 1996 through September 1997 he was a Vice President and portfolio manager at Desai Capital Management. Prior to that, Mr. Blaustein was a Vice President in the Investment Research Department of Legg Mason from October 1994 through April 1996. From August 1991 through September 1994, Mr. Blaustein was a Vice President and investment analyst at Warburg Pincus Counsellors. Mr. Blaustein was also a portfolio manager and research analyst at Oppenheimer Capital from October 1980 through August 1991.

	Mr. Martin Liebgott, Senior Vice President of IBJW, is responsible for the day-to-day management of the Reserve Money Market Fund and the Core Fixed Income Fund. He has held these positions since inception. He has also been responsible for the day-to-day management of the fixed income portion of the Blended Total Return Fund since April 1998. He was previously responsible for the day-to-day management of the fixed income portion of the Blended
Total Return Fund from inception to October 1997. Mr. Liebgott has been with IBJW since 1988.


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